Supplement to the
Fidelity Advisor® Materials Fund
Institutional Class
April 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AMFI-15-01  June 1, 2015
1.855559.110

Supplement to the
Fidelity Advisor® International Real Estate Fund
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AIREI-15-01  June 1, 2015
1.855554.110

Supplement to the Fidelity Advisor® Consumer Staples Fund
Institutional Class
April 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ACSFI-15-01  June 1, 2015
1.855552.109

Supplement to the
Fidelity Advisor® Gold Fund
Institutional Class
April 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGLDI-15-01  June, 1 2015
1.853418.111

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Consumer Staples Fund	FDAGX	FDTGX	FDBGX	FDCGX	FDIGX
Fidelity Advisor Gold Fund	FGDAX	FGDTX	FGDBX	FGDCX	FGDIX
Fidelity Advisor Materials Fund	FMFAX	FMFTX	FMFBX	FMFCX	FMFEX
Fidelity Advisor Telecommunications Fund	FTUAX	FTUTX	FTUBX	FTUCX	FTUIX

Fidelity Advisor Consumer Staples Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Consumer Staples Portfolio; Fidelity Advisor Gold Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Gold Portfolio; Fidelity Advisor Materials Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Materials Portfolio; and Fidelity Advisor Telecommunications Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of this class will not change.

FASFB-15-01  June 1, 2015
1.848947.113

Supplement to the

Fidelity Advisor® International Real Estate Fund

Class A (FIRAX), Class T (FIRTX), Class B (FIRBX), Class C (FIRCX), and Institutional Class (FIRIX)

Classes of shares of Fidelity® International Real Estate Fund

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
The fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
The fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000
AIRE-AIREIB-15-01  June 1, 2015
1.881503.106